Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock	Surplus	Retained Earnings	Accumulated Other Comprehensive Loss	Treasury Stock	Total
Balance at Dec. 31, 2015	$ 5,605	$ 38,549	$ 48,700	$ (2,018)	$ (3,550)	$ 87,286
Increase (Decrease) in Stockholders' Equity
Net income	0	0	7,282	0	0	7,282
Other comprehensive income (loss)	0	0	0	(1,783)	0	(1,783)
Stock based compensation expense	0	17	0	0	0	17
Stock dividend	217	2,932	(3,149)	0	0	0
Purchase of treasury stock	0	0	0	0	(623)	(623)
Cash dividends declared, common stock	0	0	(1,162)	0	0	(1,162)
Balance at Dec. 31, 2016	5,822	41,498	51,671	(3,801)	(4,173)	91,017
Increase (Decrease) in Stockholders' Equity
Net income	0	0	3,414	0	0	3,414
Other comprehensive income (loss)	0	0	0	(643)	0	(643)
Amounts reclassified from accumulated other comprehensive loss per ASU 2018-02	0	0	1,218	(1,218)	0	0
Stock based compensation expense	0	3	0	0	0	3
Stock dividend	225	3,941	(4,166)	0	0	0
Purchase of treasury stock	0	0	0	0	(878)	(878)
Cash dividends declared, common stock	0	0	(1,542)	0	0	(1,542)
Balance at Dec. 31, 2017	6,047	45,442	50,595	(5,662)	(5,051)	91,371
Increase (Decrease) in Stockholders' Equity
Net income	0	0	10,714	0	0	10,714
Other comprehensive income (loss)	0	0	0	(437)	0	(437)
Amounts reclassified from accumulated other comprehensive loss per ASU 2018-02						0
Issuance of stock under equity compensation plan	0	(51)	0	0	186	135
Stock dividend	232	4,782	(5,014)	0	0	0
Purchase of treasury stock	0	0	0	0	(179)	(179)
Cash dividends declared, common stock	0	0	(2,190)	0	0	(2,190)
Balance at Dec. 31, 2018	$ 6,279	$ 50,173	$ 54,105	$ (6,099)	$ (5,044)	$ 99,414